Interest in entities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Subsidiaries with Participation of Non-Controlling Shareholders

Non-controlling shareholders have interests in the group entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore has the right to consolidate the following entities:

Entity	Country	Participation Embraer Group	Participation noncontrolling
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%
Harbin Embraer Aircraft Industry Company Ltd.	China	51.0%	49.0%
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%
Embraer CAE Training Services	United States of America	51.0%	49.0%
EZ Air Interior Limited	Ireland	50.0%	50.0%
Bradar Aerolevantamento Ltda	Brazil	25.0%	75.0%

Summary of Financial Position of the Group Entities that have Non-Controlling Interest

The financial position of the most significant entities of the group with non-controlling interests is summarized below. Other entities combined represent less than 5% of consolidated profit before taxes on income.

OGMA - Indústria Aeronáutica de Portugal S.A.

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	11.1	23.7	25.2
Current assets	207.6	154.7	164.9
Non current assets	66.0	55.4	44.3
Current liabilities	117.4	76.5	80.5
Non current liabilities	0.9	7.3	8.0
Noncontrolling interest	54.4	44.2	42.3
Revenue	214.7	233.3	180.8
Net income for the year	12.0	12.4	11.7

Visiona Tecnologia Espacial S.A.

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	1.7	8.2	16.2
Current assets	7.4	11.3	23.8
Non current assets	45.8	26.2	35.9
Current liabilities	10.9	9.0	31.2
Noncontrolling interest	20.8	10.0	10.0
Revenue	7.6	22.4	29.1
Net income for the year	17.2	(2.0)	10.3

Summary of Net Assets and Liabilities of the Joint Operation

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	1.2	1.4	1.8
Current assets	28.8	27.7	26.2
Non current assets	7.1	5.4	5.1
Current liabilities	48.2	24.6	18.5
Non current liabilities	4.4	25.4	20.4
Revenue	40.5	50.8	31.2
Net loss for the year	0.2	(9.7)	(3.8)